Revenues and Cost of Revenues (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Revenues And Cost Of Revenues [Abstract]
Revenue related to beginning of the period contract liability balances	$ 562